Form N-1A Cover	Jul. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Document Effective Date	Jul. 29, 2026
Entity Central Index Key	0001518042
Document Creation Date	Jul. 28, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	Jul. 29, 2026